Income Taxes - Summary of reconciliation between the income tax benefit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Tax benefit at EIT tax rate of 25%	25.00%	25.00%	25.00%